UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

Annual Report of Proxy Voting Record of

Registered Management Investment Company

Investment Company Act File Number: 811-22692

American Funds College Target Date Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 1, 2016 - June 30, 2017

Steven I. Koszalka

American Funds College Target Date Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Item 1: Proxy Voting Record

Fund Name : American Funds College 2033 Fund
Fund Name : American Funds College 2030 Fund
Fund Name : American Funds College 2027 Fund
Fund Name : American Funds College 2024 Fund
Fund Name : American Funds College 2021 Fund
Fund Name : American Funds College 2018 Fund
Fund Name : American Funds College Enrollment Fund

Reporting Period: July 01, 2016 - June 30, 2017

The Funds did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS COLLEGE TARGET DATE SERIES

(Registrant)

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: August 28, 2017